INCOME TAXES - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected Canadian statutory rate	26.90%	26.90%	26.90%
Loss before benefit from income taxes	$ (1,024)	$ (934)	$ (1,837)
Benefit from income taxes
Expected benefit from income taxes at Canadian statutory rate	275	251	494
Non-deductible amount of share-based compensation	(9)	(9)	(7)
Adjustments to tax attributes	(59)	26	(99)
Change in valuation allowance related to foreign tax credits and NOLs	28	62	21
Change in valuation allowance on Canadian deferred tax assets and tax rate changes	40	687	(142)
Change in uncertain tax positions	112	(163)	(350)
Foreign tax rate differences	(198)	(128)	186
Non-deductible portion of Goodwill impairments	(99)	0	0
Tax benefit on intra-entity transfers	0	(338)	0
Other	(3)	(13)	(49)
(Provision for) benefit from income taxes	$ 87	$ 375	$ 54